UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum Street Suite 120

 Syracuse, New York 13204

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

507 Plum Street Suite 120

Syracuse, New York 13204

 (Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

NYSA TRUST

NYSA FUND

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2009

(UNAUDITED)

This report is provided for the general information of the shareholders of the NYSA Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

NYSA FUND

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

NYSA FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

COMMON STOCK - 91.66%

Beverages - 6.68%
3,000	Pepsico, Inc.	175,980

Canned Fruit & Vegetable Preserves - 9.45%
4,700	JM Smucker Co.	249,147

Drilling Oil & Gas Wells - 1.26%
5,000	Precision Drilling Trust *	33,150

Electric Services - 5.30%
1,352,000	McKenzie Bay International Ltd. *	54,080
1,000,000	McKenzie Bay International Ltd. + *	70,000
10,000	US Geothermal, Inc. *	15,600
		139,680
Electromedical Apparatus - 2.22%
1,500	St. Jude Medical, Inc. *	58,515

Industrial Organic Chemicals - 0.10%
20,000	Global Green Solutions, Inc. *	2,760

Instruments for Measuring Electricity - 0.70%
14,000	Aehr Test Systems *	18,368

Miscellaneous Electrical Machinery - 0.66%
4,000	Advanced Battery Technologies, Inc. *	17,360

Miscellaneous Food Preparations & Kindred Products - 5.07%
1,500	Diamond Foods, Inc.	47,580
14,000	Smart Balance, Inc. *	85,960
		133,540
Miscellaneous Plastic Products - 0.38%
10,000	Lightwave Logic, Inc. *	9,900

* Non-income producing securities during the period.

+ Restricted Security – See Note 5

The accompanying notes are an integral part of these financial statements.

NYSA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

Motors & Generators - 0.17%
3,000	Raser Technologies, Inc. *	4,590

National Commercial Banks - 3.47%
5,000	Community Bank System, Inc.	91,350

Newspapers, Printing & Publishing - 0.03%
3,900	Gatehouse Media, Inc. *	737

Oil & Gas Field Machinery & Equiptment - 3.10%
6,500	Bolt Techology Corp. *	81,705

Oil & Gas Field Exploration Services - 0.09%
200,000	Black Dragon Resources Companies, Inc. *	2,500

Perfumes & Cosmetics - 0.00%
36,500	Tasker Products Corp. *	33

Pharmacueitcal Prepartions - 18.59%
4,000	Bristol Myers Squibb Co.	90,080
3,500	Johnson & Johnson	213,115
4,500	Eli Lilly & Co.	148,635
9,000	Sciclone Pharmaceuticals, Inc. *	38,250
		490,080
Retail Eating - 14.83%
500	Chipotle Mexican Grill, Inc. Class B *	48,525
6,000	McDonalds Corp.	342,420
		390,945
Secondary Smelting (Nonferrous Metals) - 0.47%
3,000	Metalico, Inc. *	12,510

Services-Medical Laboratories - 2.49%
1,000	Laboratory Corp. of America Holdings *	65,700

Services-Educational Services - 1.32%
1,000	American Public Education, Inc. *	34,730

Services-Help Supply Services - 1.99%
5,000	Compass Diversified Holdings	52,350

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NYSA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Shares		Value

Software - 0.08%
220,000	Nibex, Inc. + *	2,200

Special Industry Machinery - 0.01%
210,000	Surfect Holding, Inc. *	252

Surgical & Medical Instruments - 11.93%
8,000	Accuray, Inc. *	52,000
6,000	Inovio Biomedical Corp. *	9,420
84,332	Transluminal Technologies LLC + *	252,996
		314,416
Wholesale Industrial Machinery & Equipment - 1.27%
3,000	DXP Enterprises, Inc. *	33,450

TOTAL FOR COMMON STOCK (Cost $2,686,321) - 91.66%		2,415,948

CLOSED END MUTUAL FUND - 0.71%
48,000	Universal Capital Management, Inc. *	18,720
TOTAL FOR CLOSED END MUTUAL FUND (Cost $35,618) - 0.71%		18,720

OTHER INVESTMENTS - NOTES RECEIVABLE - 2.76%
72,677	Espsco LLC. + *	72,677
TOTAL FOR OTHER INVESTMENTS - NOTES RECEIVABLE (Cost $72,677) - 2.76%		72,677

SHORT TERM INVESTMENTS - 6.19%
163,046	Huntington Treasury Money Market IV 0.01% ** (Cost $163,046)	163,046

TOTAL INVESTMENTS (Cost $2,957,662) - 101.31%		2,670,391

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.31)%		(34,513)

NET ASSETS - 100.00%		$ 2,635,878

* Non-income producing securities during the period.

+ Restricted Security – See Note 5

** Variable Rate Security, the coupon rate shown represents the yield at September 30, 2009.

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $2,957,662)	$ 2,670,391
Receivables:
Dividends and Interest	2,762
Prepaid Expenses	6,440
Total Assets	2,679,593
Liabilities:
Payables:
Accrued Management Fees	3,798
Securities Purchased	13,093
Other Accrued Expenses	26,824
Total Liabilities	43,715
Net Assets	$ 2,635,878

Net Assets Consist of:
Paid In Capital	$ 8,373,309
Accumulated Undistributed Net Investment Loss	(31,130)
Accumulated Undistributed Realized Loss on Investments	(5,419,030)
Unrealized Depreciation in Value of Investments	(287,271)
Net Assets, for 361,748 Shares Outstanding	$ 2,635,878

Net Asset Value and Redemption Price Per Share	$ 7.29

Maximum Offering Price Per Share ($7.29/97.5%)	$ 7.48

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENT OF OPERATIONS

       For the six months ended SEPTEMBER 30, 2009 (UNAUDITED)

Investment Income:
Dividends	$ 25,930
Interest	4,677
Total Investment Income	30,607

Expenses:
Advisory Fees (Note 3)	12,249
Legal Fees	8,570
Transfer Agent Fees	11,117
Compliance Fees (Note 3)	9,075
Audit Fees	6,711
Service Fees (Note 3)	3,062
Miscellaneous Fees	2,338
Custodial Fees	3,025
Trustee Fees	3,008
Registration Fees	183
Administrative Fees	902
Printing and Mailing	807
Insurance	690
Total Expenses	61,737

Net Investment Loss	(31,130)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(105,630)
Net Change in Unrealized Appreciation on Investments	634,130
Realized and Unrealized Gain on Investments	528,500

Net Increase in Net Assets Resulting from Operations	$ 497,370

The accompanying notes are an integral part of these financial statements.

NYSA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	9/30/2009	3/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (31,130)	$ (65,802)
Net Realized Loss on Investments	(105,630)	(405,751)
Unrealized Appreciation (Depreciation) on Investments	634,130	(661,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	497,370	(1,133,058)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Total Dividends and Distributions Paid to Shareholders	-	-

Capital Share Transactions (Note 7)	61,898	(987,764)

Total Increase (Decrease) in Net Assets	559,268	(2,120,822)

Net Assets:
Beginning of Period	2,076,610	4,197,432

End of Period (including undistributed net investment income (Loss) of $(31,130) and $0, respectively)	$ 2,635,878	$2,076,610

The accompanying notes are an integral part of these financial statements.

NYSA FUND

FINANCIAL HIGHLIGHTS

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	9/30/09	3/31/09	3/31/08	3/31/07	3/31/06	3/31/05

Net Asset Value, at Beginning of Period	$ 5.89	$ 7.82	$ 8.06	$ 8.96	$ 8.05	$ 8.95

Income From Investment Operations:
Net Investment Income (Loss) *	(0.09)	(0.12)	(0.07)	(0.10)	(0.11)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.49	(1.81)	(0.17)	(0.80)	1.02	(0.77)
Total from Investment Operations	1.40	(1.93)	(0.24)	(0.90)	0.91	(0.90)

Distributions:
Net Investment Income	0.00	0.00	0.00	0.00	0.00	0.00
Realized Gains	0.00	0.00	0.00	0.00	0.00	0.00
Total from Distributions	0.00	0.00	0.00	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 7.29	$ 5.89	$ 7.82	$ 8.06	$ 8.96	$ 8.05

Total Return **	23.77%	(24.68)%	(2.98)%	(10.04)%	11.30%	(10.06)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,636	$ 2,077	$ 4,197	$ 3,513	$ 4,673	$ 4,825
Before Waiver
Ratio of Expenses to Average Net Assets	5.03%***	3.95%	3.36%	3.16%	3.07%	2.69%
After Waiver
Ratio of Expenses to Average Net Assets	5.03%***	3.95%	3.29%	1.98%	1.98%	1.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	(2.54)%***	(1.74)%	(0.92)%	(1.14)%	(1.32)%	(1.42)%
Portfolio Turnover	103%	245%	286%	64%	122%	97%

 * Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** Annualized

The accompanying notes are an integral part of these financial statements.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2009 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

The NYSA Fund (the “Fund”) is a non-diversified series of the NYSA Series Trust (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The following is a summary of the Fund's significant accounting policies:

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of September 30, 2009:

Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$ 2,179,472	-	$ 255,196	$ 2,434,668
Notes Receivable	-	-	72,677	72,677
Short-Term Investment	163,046	-	-	163,046
Total	$ 2,342,518	-	$ 327,873	$ 2,670,391

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

Security Transactions – Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

Distributions to Shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year and are recorded on the ex-dividend date.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the fiscal six months ended September 30, 2009 the Fund did not pay any distributions to its shareholders.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

assets from operations during the period.  Actual results could differ from those estimates.

Federal Income Taxes – It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $2,356,839 and $2,477,665 respectively, for the six months ended September 30, 2009.

3.   TRANSACTIONS WITH AFFILIATES

Advisory Agreement -Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  For the six months ended September 30, 2009 Advisory fees were $12,249.

For the six months ended September 30, 2009 compliance fees of $9,075 were paid to the Fund’s Chief Compliance Officer, who also serves as secretary of the Fund.

Portfolio Transactions - Commissions paid by the Fund are based on the per transaction commission charge then in effect for the execution of a transaction for the Fund by the investment adviser.  Commissions paid to Pinnacle Investments, Inc., an affiliate of the Advisor, were $10,375 for the six months ended September 30, 2009.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

Implementation of a Service Fee Plan - Effective August 1, 2007, the Fund has adopted a Service Fee Plan, pursuant to which the Fund will incur expenses of up to 0.25% per year of the Fund’s net assets.  Under the Service Fee Plan, the Fund is permitted to reimburse the Underwriter for a portion of its expenses incurred in servicing shareholder accounts.  For the six months ended September 30, 2009 $3,062 was paid to the Underwriter, Pinnacle Investments LLC, for reimbursement of expenses in connection with shareholder accounts.

4.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2009, National Financial Services, for the benefit of others, in aggregate owned more than 70% of the Fund.

5.   OTHER INVESTMENTS

Restricted Securities - The investment in 220,000 shares of Nibex, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.01 per share after considering certain pertinent factors, including the results of operations of Nibex, Inc. since the date of purchase of July 21, 2003 for $200,000 and the sales price of recent private placement in its common stock. No quoted market price exists for Nibex, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

The investment in 84,332 shares of Transluminal Technologies, Inc. common stock, the sale of which is restricted, has been valued by the Board of Trustees at $3 per share after considering certain pertinent factors, including the results of operations of Transluminal Technologies, Inc. since the date of purchase of June 8, 2009 for $252,996 and the sales price of recent private placement in its common stock. No quoted market price exists for Transluminal Technologies, Inc. shares. It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

The investment in 1,000,000 shares of McKenzie Bay International Ltd. , common stock, the sale of which is restricted, has been valued by the Board of Trustees at $.07 per share after considering certain pertinent factors including the results of operations of McKenzie Bay International Ltd. since the date of purchase of January 23, 2009 for $50,000 and the sales price of recent private

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

placement in its common stock.  The Board valued the restricted shares at a discount of 10% to 15% of the underlying common shares.  The closing price of MKBY (McKenzie Bay International) common stock as of September 30, 2009 was $.05 per share.  It is possible that the estimated value may differ significantly from the amount that might be ultimately realized in the near term and the difference could be material.

Promissory Note - The Fund has entered into a promissory note agreement with ESPSCO LLC as of May 1, 2008.  ESPSCO has agreed to repay the face amount of $100,000 along with 12% interest per annum on the unpaid principal balance from July 15, 2008 until paid in full.  As of September 30, 2009, interest income received was $3,097.  The value of the note as of September 30, 2009 is $72,677, the remaining balance of the note receivable.

6.   TAX MATTERS

As of September 30, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Undistributed ordinary income

    $   (31,130)

Capital loss carryforward expiring: 3/31/2010+

   ($1,339,856)

       3/31/2011

   ($1,498,099)

       3/31/2012

   ($1,482,962)

       3/31/2014

   ($   267,408)

   ($4,588,325)

Post-October capital loss deferrals between

     realized 11/1/08 and 3/31/2009*

                               ($    556,094)

Gross unrealized appreciation on investment securities

    $     147,267

Gross unrealized depreciation on investment securities         ($   434,538)

Net unrealized depreciation on investment securities

   ($   287,271)

Cost of investment securities

    $  2,957,662

*These deferrals are considered incurred in the subsequent year.

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

NYSA FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2009 (UNAUDITED)

7.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of no par value shares of separate series.  The total paid-in-capital was $8,373,309 as of September 30, 2009.  Transactions in capital for the six months ended September 30, 2009 and the fiscal year ended March 31, 2009 were as follows:

	Six Months Ended September 30, 2009	Year Ended March 31, 2009
Shares sold	18,924	39,982
Shares redeemed	(9,453)	(224,719)
Net increase (decrease) in shares	9,471	(184,737)

	Six Months Ended September 30, 2009	Year Ended March 31, 2009
Proceeds from sale of shares	$128,060	$307,632
Cost of shares redeemed	(66,163)	(1,295,396)
Net increase (decrease) in capital share transactions	$61,898	$(987,764)

8.   NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NYSA FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2009 (UNAUDITED)

Expense Example

As a shareholder of the NYSA Fund, you incur the following costs: management fees other fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2009 through September 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Expenses Paid
	Beginning Account Value	Ending Account Value	During the Period*
	April 1, 2009	September 30, 2009	April 1,2009 to September 30, 2009

Actual	$1,000.00	$1,237.69	$28.22
Hypothetical (5% Annual Return before expenses)	$1,000.00	$999.85	$25.22

* Expenses are equal to the Fund's annualized expense ratio of 5.03% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NYSA FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2009 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-535-9169, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 535-9169 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 535-9169 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the registrant's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The NYSA Series Trust

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 4, 2009

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 4, 2009

* Print the name and title of each signing officer under his or her signature.